Investment Strategy	Oct. 31, 2026
Research Affiliates Deletions ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund uses a “passive management” (or indexing) approach to seek to track the total return performance, before fees and expenses, of the Index. The Index is based on a proprietary methodology developed and maintained by RAFI Indices, LLC (the “Index Provider”). The Index consists of U.S. equity securities of micro-, small- and mid-capitalization companies that are believed to be value stocks. The Index is based on a mean reversion trading strategy and will generally include stocks whose prices have depreciated below a pre-determined benchmark. The Index Provider has developed two cap-weight market indices that will serve as the benchmarks for the Index. This Index is based on the premise that a depreciated stock price will eventually revert/return to its average price levels.
As noted above, the Index Provider has developed two cap-weight market indices, the Cap-weight 500 Index and the Cap-weight 1000 Index (each an “Underlying Index”, collectively the “Underlying Indices”). These Underlying Indices serve as the starting point for the index construction process. The Underlying Indices will consist of the equity securities of the top 500 U.S. companies or top 1000 U.S. companies, respectively, as ranked by the Index Provider. The Index Provider uses two Underlying Indices in order to have a larger eligible pool of securities which provides greater breadth and diversification to the Index. All securities in the Cap-weight 500 Index are included in the Cap-weight 1000 Index. Securities deleted from the Cap-weight 500 Index that remain on the Cap-weight 1000 Index are eligible for the Index.
The Index Provider, at each annual selection date (last business day of April each year) for the Index, using a look back period of five years, identifies each company that no longer is included in one or both of the Underlying Indices for possible inclusion in the
Index. Generally, the deleted companies will have been removed from an Underlying Index due to a decline in market capitalization relative to the other eligible companies.
The Index Provider next performs a quality screen on each eligible deleted company to determine which companies satisfy the proprietary quality requirement. The quality screen is a signal developed by the Index Provider that is designed to identify companies facing significant financial distress (e.g., bankruptcy) and therefore may not be positioned to revert/return to their historical average stock price level. The quality screen considers the following metrics, which may be amended from time to time:
•debt coverage ratio – the ratio of a company’s income to its debt obligations
•equity issuance – year-over-year growth in adjusted shares outstanding
•debt issuance – year-over-year growth in total debt
•change in leverage – year-over-year change in the ratio of a company’s long-term debt to assets
•total payout – ratio of five years of retained earnings to five years of gross profits
•net payout – five year trailing average of the ratio of net payout (dividends and buybacks) to total assets
The Index Provider then determines a quality score for each eligible deleted company by determining a percentile rank using the six metrics noted above. At selection date, companies that are in the bottom 20% by quality score are excluded from the Index. Generally, eligible deleted companies not falling in the bottom 20% will be included in the Index on an equal-weighted basis.
The quality screen is applied annually, and companies no longer meeting the quality screen will be removed from the Index. Companies removed from the Index will not be eligible for inclusion in the Index for a period of five years from the date they first became eligible for inclusion. Companies that are included in the Index but whose market capitalization has risen enough to qualify for inclusion in one or both of the Underlying Indices will be removed from the Index at the next annual selection date. In addition, companies in the Index are held for a maximum period of 5 years, starting from the date they were eligible for inclusion in the Index.
The Index is rebalanced annually, after the close of trading on the last business day in May, based on data at the close of business on the last trading day in April. The Fund is rebalanced in accordance with the Index.
The Fund expects to hold 100 to 350 companies. As of March 31, 2026, the weighted average market capitalization of the Index was $8.5 billion. These numbers are subject to change based on market activity.
Empowered Funds, LLC dba EA Advisers (“Adviser”) serves as the investment adviser of the Fund. The Adviser uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed funds.
Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index, which consists of U.S. equity securities of micro-, small- ,and mid-capitalization companies.
The Fund will generally use a “replication” strategy to seek to achieve its investment objective, meaning the Fund will invest in all of the component securities of the Index in the same approximate proportions as in the Index, but may, when the Adviser believes it is in the best interests of the Fund, use a “representative sampling” strategy, meaning the Fund may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.
The Fund will not concentrate its investments in a particular industry or group of industries, as that term is used in the Investment Company Act of 1940, as amended (the “Investment Company Act”), except that the Fund will invest more than 25% of its total assets in securities of the same industry to approximately the same extent that the Index concentrates in the securities of a particular industry or group of industries.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index, which consists of U.S. equity securities of micro-, small- ,and mid-capitalization companies.
RACWI US ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund uses a “passive management” (or indexing) approach to seek to track the total return performance, before fees and expenses, of the Index. The Index is comprised of U.S. listed companies selected based on a proprietary methodology developed and maintained by RAFI Indices, LLC (the “Index Provider”). Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
RACWI US Index
The Index was created to provide exposure to U.S. listed companies based on a fundamental value factor instead of market capitalization alone. The Index Provider believes, based on its internal research, that capitalization weighted indexes generally add and delete companies at the wrong time. Capitalization-weighted indexes are typically structured to add new constituents after a company’s stock price has increased significantly and remove a company after its stock price has dropped significantly. Capitalization-weighted indexes are also designed to increase a company’s weighting as its stock price increases which, in the Index Provider’s opinion, results in a systematic overweight to the most overvalued companies and a systematic underweight to the most undervalued companies. To avoid this perceived valuation issue, the Index Provider has designed the Index to identify and select companies that are beginning to experience growth and increased relevance in their industry and remove companies that are experiencing declines in value and relevance in their industry.
When selecting companies for inclusion in the Index, the Index Provider employs a combination of fundamental valuation measures and market-capitalization weighting. The company selection process begins by integrating four equally weighted fundamental valuation measures to determine the relative company size within the Index’s investment universe. The four fundamental valuation metrics are:
•Adjusted Sales: Calculated as company sales multiplied by the equity-to-assets ratio, averaged over the past five years.
•Adjusted Cash Flow: Operating cash flow averaged over the past five years, including research and development (R&D) expenses.
•Dividends + Buybacks: Average dividends paid and share buybacks over the past five years.
•Book Value + Intangibles: Current book value plus accumulated depreciated R&D over the past six years.
Based on the fundamental valuation review, the top 86% of companies by cumulative fundamental weight within the Index’s U.S. listed investment universe are selected for inclusion in the Index. The Index Provider then weights the selected securities by their float-adjusted market capitalization. A company’s float-adjusted capitalization is calculated by taking the company’s stock price and multiplying it by the number of shares readily available in the market.
The Index is reconstituted and rebalanced annually, after the close of trading on the third Friday of March, based on data at the close of business on the second Friday of February. The maximum allowable weight for any single company is capped at 25%, and the aggregate weight of all constituents individually comprising 5% or more of the Index must not exceed 50% of the total Index composition. In the event that these constraints are breached, a special quarterly rebalance will be implemented to adjust the weights of the affected securities. The rebalancing process will involve proportionate reductions in the weights of the impacted stocks, with the redistributed weights allocated among the remaining constituents. These special quarterly rebalances will take place on the third Friday of June, September, or December, based on data at the close of business on the second Friday of May, August and November, respectively. The Fund adheres to the Index’s schedule for annual reconstitution and rebalancing and it will adhere to any special quarterly rebalances by the Index.
The Fund’s Investment Strategy
Under normal circumstances, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested in the component securities of the Index. The Index is designed to be a measure of the performance of U.S. listed stocks that meet the Index’s inclusion criteria.
Syzygy Asset Management, LLC serves as the sub-adviser to the Fund (the “Sub-Adviser”). The Sub-Adviser intends to generally employ “representative sampling” to achieve the Fund’s investment objective. A representative sampling strategy means the Fund will invest in a sample of the securities in the Index whose risk, return, and other characteristics closely resemble the risk, return, and other characteristics of the Index as a whole, as determined by the Sub-Adviser. Because the Fund uses a representative sampling indexing strategy, it can be expected to have a larger tracking error (i.e., the divergence of the Fund’s performance from that of the Index) than if it used a replication indexing strategy. “Replication” is an indexing strategy in which a fund invests in substantially all of the securities in its underlying index in approximately the same proportions as in the underlying index.
The Fund will not concentrate its investments in a particular industry or group of industries, as that term is used in the Investment Company Act of 1940, as amended (the “Investment Company Act”), except that the Fund will invest more than 25% of its total assets in securities of the same industry to approximately the same extent that the Index concentrates in the securities of a particular industry or group of industries.
The Fund is classified as “non-diversified” under the Investment Company Act, which means the Fund may take larger positions in a fewer number of issuers.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested in the component securities of the Index. The Index is designed to be a measure of the performance of U.S. listed stocks that meet the Index’s inclusion criteria.